Costs and Expenses by Nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and Expenses by Nature
Cost of goods sold and services	R$ (570,907)	R$ (473,135)	R$ (396,829)
Commercial expenses	(246,096)	(194,043)	(164,439)
General and administrative expenses	(465,523)	(471,626)	(430,279)
Impairment loss on accounts receivable	(55,771)	(45,904)	(32,726)
Other operating income	13,699	1,828	5,615
Other operating income	13,699	1,828	5,615
Other operating expenses	(28,084)	(808)	(61)
Costs and Expenses by Nature	R$ (1,352,682)	R$ (1,183,688)	R$ (1,018,719)